UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/10

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2010

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 10.1% of Net Assets
	Convertible Preferred (Restricted)(a) (b) — 9.5%
	Biotechnologies/Biopharmaceuticals — 1.1%
204,275	MacroGenics, Inc. Series D	$133,208
50,145	MacroGenics, Inc. Series D 18 Month Lock-up	0
1,415,385	TargeGen, Inc. Series C	1,840,000
407,825	TargeGen, Inc. Series D	530,173
		2,503,381
	Drug Discovery Technologies — 1.4%
1,587,302	Agilix Corporation Series B (c)	94,540
250,000	Ceres, Inc. Series C	1,625,000
21,462	Ceres, Inc. Series C-1	139,503
175,540	Ceres, Inc. Series D	1,141,010
28,385	Ceres, Inc. Series F	184,502
5,677	Ceres, Inc. warrants (expiration 9/05/15)	0
		3,184,555
	Healthcare Services — 1.5%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	626,337
99,455	PHT Corporation Series F (c)	77,575
		3,503,912
	Medical Devices and Diagnostics — 5.5%
2,379,916	CardioKinetix, Inc. Series C	1,640,000
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 06/03/20) (d)	0
3,235,293	Concentric Medical, Inc. Series B (c)	1,682,352
1,162,790	Concentric Medical, Inc. Series C (c)	604,651
455,333	Concentric Medical, Inc. Series D (c)	236,773
453,094	Concentric Medical, Inc. Series E (c)	235,609
1,198,193	Elemé Medical, Inc. Series C	644,628
1,304,545	Interlace Medical, Inc. Series C	1,435,000
2,446,016	Labcyte Inc. Series C	1,280,000
2,161,090	Magellan Biosciences, Inc. Series A	2,161,090
98,824	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,031
877,747	OmniSonics Medical Technologies, Inc. Series B-1	877
9,606,373	Palyon Medical Corporation Series A (c)	1,537,020
43,478	TherOx, Inc. Series H	72,122
99,646	TherOx, Inc. Series I	165,293
2,813	TherOx, Inc. warrants (expiration 1/26/11)	0
5,427	TherOx, Inc. warrants (expiration 2/06/11)	0
640,625	Xoft, Inc. Series D	960,937
122,754	Xoft, Inc. Series E	184,131

SHARES		VALUE
	Convertible Preferred (Restricted)(a) (b) — continued
N/A	Xoft, Inc. warrants (expiration 6/12/14) (d)	$0
		12,841,514
		22,033,362

PRINCIPAL AMOUNT
	Convertible Notes — 0.6%
	Biotechnologies/Biopharmaceuticals — 0.1%
$5,125	Euthymics Bioscience, Inc., Cvt. Promissory Note, 8.00% due 2010 (Restricted) (a)	5,125
152,404	TargeGen, Inc., Cvt Promissory Notes, 8.00% due 2010 (Restricted) (a)	152,404
		157,529
	Drug Discovery Technologies — 0.0%
700,000	deCODE Genetics, Inc., 3.50% due 2011	13,650
	Medical Devices and Diagnostics — 0.5%
369,123	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 2010 (Restricted) (a)	369,123
525,908	Elemé Medical, Inc., Subordinated Cvt. Promissory Notes, 10.50% due 2012 (Restricted) (a)	525,908
410,000	Xoft, Inc., Cvt. Promissory Note, 10.00% due 2010 (Restricted) (a)	410,000
		1,305,031
		1,476,210
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $34,625,118)	23,509,572

SHARES
	COMMON STOCKS AND WARRANTS — 88.9%
	Biotechnologies/Biopharmaceuticals — 43.9%
135,564	Acorda Therapeutics, Inc. (b)	4,217,396
837,744	Adolor Corporation (b)	913,141
257,127	Affymax, Inc. (b)	1,537,619
102,610	Alexion Pharmaceuticals, Inc. (b)	5,252,606
191,758	Alnylam Pharmaceuticals, Inc. (b)	2,880,205
184,764	AMAG Pharmaceuticals, Inc. (b)	6,346,643
169,027	Amgen Inc. (b) (i)	8,890,820
144,074	Amylin Pharmaceuticals, Inc. (b)	2,708,591
3,939,544	Antisoma plc (b) (e)	341,849
198,750	ARIAD Pharmaceuticals, Inc. (b)	560,475
82,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
151,000	BioMarin Pharmaceutical Inc. (b)	2,862,960
25,000	Cadence Pharmaceuticals, Inc. (b)	176,830

SHARES		VALUE
	Biotechnologies/Biopharmaceuticals — continued
218,696	Celgene Corporation (b)	$11,114,131
100,153	Cephalon, Inc. (b)	5,683,683
174,224	Cornerstone Therapeutics Inc. (b)	1,026,179
203,897	Cubist Pharmaceuticals, Inc. (b)	4,200,278
98,000	Curis, Inc. (b)	136,220
33,620	Dendreon Corporation (b)	1,086,935
94,698	Genzyme Corporation (b)	4,807,818
193,100	Gilead Sciences, Inc. (b)	6,619,468
176,000	Human Genome Sciences, Inc. (b)	3,988,160
133,245	InterMune, Inc. (b)	1,245,841
360,400	Isis Pharmaceuticals, Inc. (b)	3,449,028
218,935	Martek Biosciences Corporation (b)	5,190,949
85,000	Momenta Pharmaceuticals, Inc. (b)	1,042,100
115,200	Onyx Pharmaceuticals, Inc. (b)	2,487,168
145,300	Orexigen Therapeutics, Inc. (b)	610,260
113,086	Regeneron Pharmaceuticals, Inc. (b)	2,524,080
635,098	Telik, Inc. (b)	495,376
208,148	Vertex Pharmaceuticals Inc. (b)	6,848,069
72,000	VIVUS, Inc. (b) (i)	691,200
271,447	XenoPort, Inc. (b)	2,662,895
		102,598,973
	Drug Delivery — 3.5%
283,452	Alkermes, Inc. (b)	3,528,977
260,000	DepoMed, Inc. (b)	728,000
1,033,690	DURECT Corporation (b)	2,511,867
97,000	Nektar Therapeutics (b)	1,173,700
199,514	Penwest Pharmaceuticals Co. warrants (Restricted, expiration 3/11/13) (a) (b)	201,509
		8,144,053
	Drug Discovery Technologies — 3.5%
7,627	Clinical Data, Inc. (b)	94,880
162,288	Clinical Data, Inc. CVR (Restricted) (a) (b) (f)	18,977
315,071	Eurand N.V. (b)	3,053,038
10,958	Furiex Pharmaceuticals, Inc. (b)	111,333
182,270	Incyte Corporation (b)	2,017,729
1,601,039	MZT Holdings, Inc. (b) (c)	51,233
1,846,154	MZT Holdings, Inc. warrants (Restricted, expiration 1/17/11) (a) (b) (c)	0
952,381	MZT Holdings, Inc. warrants (Restricted, expiration 1/22/12) (a) (b) (c)	0
519,595	Neurocrine Biosciences, Inc. (b)	2,909,732
46	Zyomyx, Inc. (Restricted) (a) (b)	12
		8,256,934

SHARES		VALUE
	Generic Pharmaceuticals — 10.1%
1,492,833	Akorn, Inc. (b)	$4,433,714
108,889	Akorn, Inc. warrants (Restricted, expiration 3/08/11) (a) (b)	17,422
232,516	Impax Laboratories, Inc. (b)	4,431,755
182,386	Mylan Inc. (b)	3,107,858
60,245	Perrigo Company (i)	3,558,672
152,546	Teva Pharmaceutical Industries, Ltd. (g)	7,930,867
		23,480,288
	Healthcare Services — 6.9%
312,500	Addus HomeCare Corporation (b)	1,871,875
55,910	Aetna Inc.	1,474,906
148,148	Aveta, Inc. (Restricted) (a) (h)	1,481,480
296,000	CardioNet, Inc. (b)	1,622,080
175,788	Pharmaceutical Product Development, Inc.	4,466,773
124,217	VCA Antech, Inc. (b)	3,075,613
44,450	WellPoint, Inc. (b)	2,174,938
		16,167,665
	Medical Devices and Diagnostics — 14.8%
284,302	Align Technology, Inc. (b)	4,227,571
85,809	Gen-Probe Inc. (b)	3,897,445
237,544	Hologic, Inc. (b)	3,308,988
73,691	IDEXX Laboratories, Inc. (b)	4,487,782
171,207	Illumina, Inc. (b)	7,452,641
122,594	Inverness Medical Innovations, Inc. (b)	3,268,356
61,014	Life Technologies Corporation (b)	2,882,911
130,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	51,382
447,080	Medwave, Inc. (b)	2,190
111,770	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b)	0
151,430	Myriad Genetics, Inc. (b)	2,263,878
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
53,746	Stryker Corporation	2,690,525
		34,533,824
	Pharmaceuticals — 6.2%
56,511	Endo Pharmaceuticals Holdings Inc. (b)	1,233,070
88,431	Forest Laboratories, Inc. (b)	2,425,663
57,839	Pharmasset, Inc. (b)	1,581,318
63,868	Shire plc (g)	3,920,218
338,000	Somaxon Pharmaceuticals, Inc. (b)	1,216,800
175,694	Warner Chilcott plc (b)	4,014,608
		14,391,677
	TOTAL COMMON STOCKS AND WARRANTS (Cost $237,281,731)	207,573,414

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENT — 1.1%
$2,633,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $2,633,000 (collateralized by U.S. Treasury Note 2.5%, 04/30/15, market value $2,689,434); 0.0% due 07/01/10	$2,633,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,633,000)	2,633,000
	TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 100.1% (Cost $274,539,849)	233,715,986

NUMBER OF CONTRACTS (100 SHARES EACH)
	CALL OPTION CONTRACTS WRITTEN — 0.0%
172	Amgen, Inc., strike @ 57.5, expires Jul - 2010	(1,720)
720	VIVUS, Inc., strike @ 15, expires Jul - 2010	(57,600)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $186,599)	(59,320)
	TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN — 100.1% (Cost $274,353,250)	233,656,666
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.1%)	(349,557)
	NET ASSETS - 100%	$233,307,109

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $7,946,090).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	Contingent Value Rights
(g)	American Depositary Receipt.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	A portion of security is pledged as collateral for call options written.

Other Information — Financial Accounting Standards Board Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures, establishes a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 to value the Fund’s net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	—	—	$2,660,910	$2,660,910
Drug Discovery Technologies	—	$13,650	3,184,555	3,198,205
Healthcare Services	—	—	3,503,912	3,503,912
Medical Devices and Diagnostics	—	—	14,146,545	14,146,545
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$102,598,973	—	—	102,598,973
Drug Delivery	7,942,544	—	201,509	8,144,053
Drug Discovery Technologies	8,237,945	—	18,989	8,256,934
Generic Pharmaceuticals	23,462,866	—	17,422	23,480,288
Healthcare Services	14,686,185	—	1,481,480	16,167,665
Medical Devices and Diagnostics	34,482,287	—	51,537	34,533,824
Pharmaceuticals	14,391,677	—	—	14,391,677
Short-Term Investments	—	2,633,000	—	2,633,000
Other Assets	—	—	394,584	394,584
Total	$205,802,477	$2,646,650	$25,661,443	$234,110,570

Liabilities at Value	Level 1	Level 2	Level 3	Total
Option Contracts Written	$—	$—	$(59,320)	$(59,320)

Level 3 Assets	Balance as of September 30, 2009	Accrued discounts/premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases/sales	Net transfers in (out of) Level 3	Balance as of June 30, 2010
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$1,811,330	—	$763,346	$86,234	—	$2,660,910
Drug Discovery Technologies	3,184,555	—	—	—	—	3,184,555
Healthcare Services	3,503,912	—	—	—	—	3,503,912
Medical Devices and Diagnostics	18,766,961	—	(2,786,525)	(1,833,891)	—	14,146,545
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	187,738	—	167,503	(355,241)	—	—
Drug Delivery	185,548	—	15,961	—	—	201,509
Drug Discovery Technologies	25,442	—	(6,453)	—	—	18,989
Generic Pharmaceuticals	16,333	—	1,089	—	—	17,422
Healthcare Services	1,481,480	—	—	—	—	1,481,480
Medical Devices and Diagnostics	56,419	—	(4,882)	—	—	51,537
Other Assets	618,509	—	429,443	(653,368)	—	394,584
Total	$29,838,227	$—	$(1,420,518)	$(2,756,266)	$—	$25,661,443

Level 3 Liabilities
Option Contracts Written	$—	$—	$127,279	(186,599)	$—	$(59,320)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2010						$(3,059,530)

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009.  For the period ended June 30, 2010, there were no transfers between Levels 1 and 2.  ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010.  Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

Investment Valuation — Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.   Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to regular oversight and ratification by the Trustees.  Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; and (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies.  Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Venture Capital and Other Restricted Securities — The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets.  The value of these securities represents 11% of the Fund’s net assets at June 30, 2010.  The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2010.  The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$1,663,667	$0.06	$94,540
Akorn, Inc.
Warrants (expiration 3/08/11)	3/07/06	0	0.16	17,422
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	2,003,155	10.00	1,481,480
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,645,087	0.69	1,640,000
Cvt. Promissory Notes	12/10/09 - 6/03/10	373,947	1.00	369,123
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	123	0.00	0
Warrants (expiration 6/30/20)	6/03/10	62	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,950	6.50	1,625,000
Series C-1 Cvt. Pfd.	3/31/01	74,339	6.50	139,503
Series D Cvt. Pfd.	3/14/01	1,046,887	6.50	1,141,010
Series F Cvt. Pfd.	9/05/07	186,335	6.50	184,502
Warrants (expiration 9/05/15)	9/05/07	0	0.00	0
Clinical Data, Inc.
Contingent Value Rights	5/28/09	0	0.12	18,977
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	2,220,659	0.52	1,682,352
Series C Cvt. Pfd.	12/19/03	1,000,545	0.52	604,651
Series D Cvt. Pfd.	9/30/05	638,671	0.52	236,773
Series E Cvt. Pfd.	12/18/08	455,177	0.52	235,609
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	2,260,641	0.54	644,628
Subordinated Cvt. Promissory Notes	12/18/09 - 6/04/10	533,868	1.00	525,908
Euthymics Bioscience, Inc.
Cvt. Promissory Note	5/14/2010	5,125	1.00	5,125
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	1,440,459	1.10	1,435,000
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	668,364	0.65	133,208
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	210,499	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 5/12/09	2,166,424	1.00	2,161,090
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0
Masimo Laboratories, Inc.
Common	3/31/98	0	0.40	51,382
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0	0.00	0
MZT Holdings, Inc.
Warrants (expiration 1/17/11)	1/17/06	0	0.00	0
Warrants (expiration 1/22/12)	1/21/06	0	0.00	0

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	$1,201,037	$0.001	$1,031
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	668,067	0.001	877
Common	5/24/01, 7/02/07	1,606,361	0.001	62
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,062,094	0.16	1,537,020
Penwest Pharmaceuticals Co.
Warrants (expiration 3/11/13)	3/11/08	0	1.01	201,509
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-10/14/04	627,472	0.78	626,337
Series F Cvt. Pfd.	7/21/08	81,720	0.78	77,575
Songbird Hearing, Inc.
Common	12/14/00	2,003,239	0.67	93
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,330	1.30	1,840,000
Series D Cvt. Pfd.	5/08/07	531,198	1.30	530,173
Cvt. Promissory Notes	9/08/09, 10/09/09	157,312	1.00	152,404
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.66	72,122
Series I Cvt. Pfd.	7/08/05	386,640	1.66	165,293
Warrants (expiration 1/26/11)	1/26/05	0	0.00	0
Warrants (expiration 2/06/11)	6/09/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,055,919	1.50	960,937
Series E Cvt. Pfd.	6/20/08	411,757	1.50	184,131
Cvt. Promissory Note	6/12/09	415,686	1.00	410,000
Warrants (expiration 6/12/14)	6/12/09	41	0.00	0
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	2,601,013	0.25	12
		$42,335,760		$25,266,859

(j) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At June 30, 2010, the total cost of securities for Federal income tax purposes was $274,353,250. The net unrealized loss on securities held by the Fund was $40,696,584, including gross unrealized gain of $18,628,112 and gross unrealized loss of $59,324,696.

Affiliate Transactions - An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2010 were as follows:

Issuer	Value on October 1, 2009	Purchases	Sales	Income	Value on June 30, 2010

Agilix Corporation	$94,540	$—	$—	$—	$94,540
Concentric Medical, Inc.	5,306,510	—	—	—	2,759,385
MZT Holdings, Inc.	48,031	—	—	—	51,233
Palyon Medical Corporation	2,050,000	—	—	—	1,537,020
PHT Corporation	3,503,912	—	—	—	3,503,912
	$11,002,993	$—	$—	$—	$7,946,090

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/27/2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/27/2010